CONCENTRATIONS AND RISKS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Offsetting Assets [Line Items]
Profit before tax	$ 13,000		$ 17,000
Foreign currency exchange difference in profit or loss	50,000	$ 20,000
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Derivative financial instruments at fair value	12,000		15,000	$ 45,000
Foreign Exchange Option [Member]
Offsetting Assets [Line Items]
Derivative financial instruments at fair value	$ 1,000		$ 1,000	$ 1,000